Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended		17 Months Ended	24 Months Ended	29 Months Ended	36 Months Ended	41 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 05, 2019	Aug. 31, 2015	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2020	Aug. 31, 2017	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000092037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		$ 5,000,000			$ 5,654,680		$ 6,348,733		$ 7,185,628		$ 7,334,080		$ 7,582,861		$ 10,095,628		$ 9,631,669	$ 11,287,669	$ 13,943,632	$ 14,784,084
C000092036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,303		12,681		14,340		14,633		15,121		20,127		19,194	22,486	27,773	29,442
C000092034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,162		13,266		16,647		17,246		23,678		30,842		25,438	28,811	37,566	46,521
C000092035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value	$ 5,000,000		$ 5,161,127			$ 7,088,586		$ 9,235,458		$ 7,619,616		$ 8,632,454		$ 11,257,408		$ 13,943,937
C000092040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,313		12,660		14,889		13,692		12,994		20,077		19,005	20,866	24,275	26,291
C000092041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,662,339		6,344,867		7,470,783		6,873,761		6,529,139		10,095,279		9,567,309	10,513,022	12,235,592	13,261,512
C000092046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,124		12,645		17,314		14,834		15,630		23,084		19,327	20,347	24,457	25,111
C000092049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,764,050		6,470,240		8,282,662		6,968,194		6,484,459		10,395,712		9,543,638	10,058,285	11,465,988	11,941,154
C000092042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,558,858.837		6,215,000		7,580,530.875		7,199,939.067		8,076,021.214		10,967,231.76		9,266,788.893	10,305,791.24	12,455,714.69	13,123,975.84
C000092043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,104		12,400		15,107		14,340		16,072		21,809		18,412	20,460	24,716	26,025
C000092048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,514		12,909		16,504		13,874		12,893		20,653		18,942	19,944	22,722	23,647
C000092045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,661,175		6,411,815		8,488,593		7,207,708		7,178,355		11,049,578		9,700,555	10,230,546	11,994,299	12,413,259
C000092044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,317		12,808		16,948		14,390		14,328		22,048		19,346	20,398	23,917	24,745
C000092038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,219		12,590		15,086		14,105		14,685		21,242		19,018	21,035	24,957	26,651
C000092039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,613,139		6,303,906		7,559,669		7,069,360		7,362,254		10,652,553		9,541,289	10,556,825	12,528,627	13,382,559
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	10,000			11,134		12,920		15,538		15,729		19,065		25,417		21,926	25,160	31,744	36,784
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Value Index
Accumulated Value		10,000			11,317		12,714		14,398		14,706		15,212		20,269		19,355	22,699	28,062	29,769
S And P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Growth Index
Accumulated Value		10,000			11,142		12,686		17,400		14,927		15,744		23,277		19,525	20,585	24,786	25,473
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Growth Index
Accumulated Value	$ 5,000,000	10,000			11,177		13,307		16,726		17,345		23,840		31,083		25,664	29,098	37,980	47,075
S And P MidCap 400 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Value Index
Accumulated Value		10,000			11,331		12,701		14,964		13,773		13,087		20,247		19,199	21,106	24,576	26,648
S And P MidCap 400 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Growth Index
Accumulated Value		10,000			11,125		12,444		15,186		14,435		16,211		22,029		18,621	20,720	25,059	26,416
S And P SmallCap 600 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Value Index
Accumulated Value		10,000			11,536		12,936		16,561		13,941		12,936		20,740		19,057	20,096	22,917	23,865
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Index
Accumulated Value		10,000			11,233		12,622		15,146		14,173		14,771		21,383		19,165	21,218	25,196	26,926
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Index
Accumulated Value		$ 10,000			$ 11,326		$ 12,810		$ 16,969		$ 14,414		$ 14,335		$ 22,071		$ 19,396	$ 20,469	$ 24,013	$ 24,855